UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal

Income Fund

May 31, 2006

1.802196.102

AZI-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Arizona - 88.2%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,053,860
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	1,000,000	1,061,890
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.):
Series A, 6.125% 7/1/09	245,000	257,662
6.125% 7/1/09 (c)	210,000	212,514
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,050,510
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (c)	1,000,000	1,086,940
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,121,395
Arizona School Facilities Board State School Impt. Rev. 5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 100) (c)	1,000,000	1,077,940
Arizona State Univ. Revs.:
5% 7/1/26 (AMBAC Insured)	1,000,000	1,037,630
5.75% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (c)	1,500,000	1,657,230
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (b)	500,000	525,745
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,661,375
5.25% 7/1/13	1,500,000	1,592,325
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A, 5.5% 11/1/09	1,000,000	1,054,770
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	81,118
6.5% 7/1/10 (MBIA Insured)	200,000	220,586
6.5% 7/1/11 (MBIA Insured)	225,000	253,109
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (a)(b)	1,000,000	1,010,760
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,453,290
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,155,431
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,330,966
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,869,350
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,021,074
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,080,154
5% 12/1/35	1,000,000	987,830
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	$ 1,000,000	$ 1,028,990
5% 4/1/14	1,000,000	1,030,600
6.125% 4/1/18	85,000	88,178
6.125% 4/1/18 (Pre-Refunded to 4/1/07 @ 102) (c)	215,000	223,396
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Health Care West Proj.):
5% 7/1/16	680,000	694,185
5% 7/1/16 (Pre-Refunded to 7/1/07 @ 100) (c)	50,000	50,745
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,024,380
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,035,060
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,235,703
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,057,480
7.4% 7/1/10	1,000,000	1,134,600
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	524,865
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A, 5.625% 1/1/29 (Pre-Refunded to 1/1/10 @ 101) (c)	795,000	851,890
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,687,395
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,119,680
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	576,725
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,414,516
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (b)	810,000	811,636
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (b)	1,025,000	1,057,175
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (b)	1,160,000	1,199,208
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,033,860
(Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	587,658
5.5% 7/1/11	200,000	212,264
5.75% 7/1/15	675,000	718,214
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,350,775
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.: - continued
5.75% 7/1/14 (FGIC Insured)	$ 1,000,000	$ 1,078,260
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	770,000	794,217
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,136,110
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,030,455
5% 7/1/20 (MBIA Insured)	5,000,000	5,252,796
5% 7/1/29 (MBIA Insured)	1,000,000	1,034,610
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,620,195
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,612,665
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,180,970
Series B, 5.375% 7/1/20	1,000,000	1,077,360
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (c)	1,250,000	867,475
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,054
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	206,826
Pima County Unified School District #1 Tucson:
7.5% 7/1/08 (FGIC Insured)	1,000,000	1,074,260
7.5% 7/1/10 (FGIC Insured)	250,000	284,585
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/12 (American Cap. Access Corp. Insured)	1,000,000	1,055,440
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A:
4.75% 1/1/35	1,000,000	1,004,550
5% 1/1/35	1,500,000	1,550,685
Series A:
5.25% 1/1/18	1,000,000	1,065,230
5.25% 1/1/19	1,615,000	1,716,196
Series B:
5% 1/1/20	1,500,000	1,561,260
5% 1/1/21	255,000	264,968
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	250,000	264,980
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	155,231
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	$ 1,000,000	$ 1,053,630
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,760,405
5.5% 7/1/17	1,035,000	1,137,424
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	329,961
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,160,480
Series A, 6% 7/1/13	800,000	897,688
5% 7/1/18 (FGIC Insured)	3,295,000	3,484,397
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,185,713
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	572,670
Series A, 7% 7/1/11 (MBIA Insured)	300,000	343,602
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,482,700
5.5% 7/1/14	425,000	458,996
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15	1,000,000	1,042,700
Univ. of Arizona Ctfs. of Prtn. Series C, 5% 6/1/14 (AMBAC Insured)	600,000	632,286
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,057,080
5.25% 6/1/13 (FSA Insured)	245,000	251,838
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (a)(b)	1,000,000	984,070
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (c)	265,000	267,647
		92,692,297
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	151,745
Puerto Rico - 8.4%
Puerto Rico Commonwealth Gen. Oblig. Series 2003 A, 5.25% 7/1/14	275,000	288,725
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,100,000	1,134,221
Series Y:
5.5% 7/1/36 (FSA Insured)	500,000	546,050
5.5% 7/1/36 (MBIA Insured)	140,000	152,894
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 700,000	$ 764,876
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	243,058
5.75% 7/1/19 (FGIC Insured)	700,000	768,915
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	2,025,000	2,160,554
5.5% 10/1/40 (Escrowed to Maturity) (c)	1,445,000	1,538,159
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	200,000	211,546
Series QQ, 5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	500,000	538,805
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	500,000	521,645
		8,869,448
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $101,109,636)	101,713,490
NET OTHER ASSETS - 3.3%	3,430,779
NET ASSETS - 100%	$ 105,144,269
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $101,089,166. Net unrealized appreciation aggregated $624,324, of which $1,564,465 related to appreciated investment securities and $940,141 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

May 31, 2006

1.802195.102

EXF-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.8%
Hotels, Restaurants & Leisure - 0.9%
Starbucks Corp. (a)	1,160,146	$ 41,359
Multiline Retail - 0.9%
Dollar General Corp.	1,565,800	25,523
Family Dollar Stores, Inc.	697,600	17,426
		42,949
Specialty Retail - 1.6%
Best Buy Co., Inc.	1,354,500	71,789
Textiles, Apparel & Luxury Goods - 2.4%
Carter's, Inc. (a)	608,400	35,555
Polo Ralph Lauren Corp. Class A	1,363,600	77,043
		112,598
TOTAL CONSUMER DISCRETIONARY		268,695
CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Hansen Natural Corp. (a)	142,000	26,252
ENERGY - 16.7%
Energy Equipment & Services - 6.6%
Halliburton Co.	1,589,700	118,576
National Oilwell Varco, Inc. (a)	696,022	45,979
Schlumberger Ltd. (NY Shares)	2,152,500	141,139
		305,694
Oil, Gas & Consumable Fuels - 10.1%
Cameco Corp.	1,368,200	56,144
Canadian Natural Resources Ltd.	2,150,000	113,235
Ultra Petroleum Corp. (a)	2,303,200	132,549
Valero Energy Corp.	2,721,960	166,992
		468,920
TOTAL ENERGY		774,614
FINANCIALS - 25.7%
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	313,160	47,272
Commercial Banks - 3.1%
Kookmin Bank sponsored ADR	351,400	28,281
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	350,000	$ 18,725
Wells Fargo & Co.	1,506,400	99,980
		146,986
Consumer Finance - 2.1%
American Express Co.	1,788,600	97,228
Diversified Financial Services - 4.7%
Bank of America Corp.	3,970,500	192,172
Moody's Corp.	500,000	26,150
		218,322
Insurance - 8.4%
ACE Ltd.	957,470	49,568
AMBAC Financial Group, Inc.	688,900	55,215
American International Group, Inc.	2,741,990	166,713
W.R. Berkley Corp.	2,064,425	70,954
XL Capital Ltd. Class A	734,255	46,464
		388,914
Real Estate Investment Trusts - 2.0%
General Growth Properties, Inc.	1,051,400	46,009
Vornado Realty Trust	511,900	46,015
		92,024
Real Estate Management & Development - 2.5%
Mitsubishi Estate Co. Ltd.	2,935,000	57,924
Mitsui Fudosan Co. Ltd.	2,762,000	56,869
		114,793
Thrifts & Mortgage Finance - 1.9%
Golden West Financial Corp., Delaware	1,229,500	89,876
TOTAL FINANCIALS		1,195,415
HEALTH CARE - 11.0%
Biotechnology - 2.0%
Genentech, Inc. (a)	1,101,000	91,339
Health Care Equipment & Supplies - 2.0%
Alcon, Inc.	836,600	90,420
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	1,921,365	84,463
Pharmaceuticals - 5.2%
Allergan, Inc.	886,000	84,011
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	1,793,100	$ 107,980
Roche Holding AG (participation certificate)	331,810	51,664
		243,655
TOTAL HEALTH CARE		509,877
INDUSTRIALS - 9.3%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	3,403,430	140,153
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	565,000	55,624
Airlines - 1.0%
Ryanair Holdings PLC sponsored ADR (a)	927,700	45,448
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	118,300	2,657
		48,105
Commercial Services & Supplies - 1.4%
Robert Half International, Inc.	1,539,840	63,195
Construction & Engineering - 1.4%
SNC-Lavalin Group, Inc.	2,391,500	64,085
Road & Rail - 1.3%
Canadian National Railway Co.	1,370,000	60,647
TOTAL INDUSTRIALS		431,809
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 1.6%
CSR PLC (a)	2,763,000	74,817
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	1,317,600	78,753
Hewlett-Packard Co.	3,285,000	106,368
Wincor Nixdorf AG	115,000	15,344
		200,465
Electronic Equipment & Instruments - 1.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,008,000	82,978
Internet Software & Services - 10.2%
eBay, Inc. (a)	2,974,740	97,601
Equinix, Inc. (a)	1,157,000	67,430
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	552,220	$ 205,328
Yahoo!, Inc. (a)	3,212,500	101,483
		471,842
Semiconductors & Semiconductor Equipment - 3.8%
FormFactor, Inc. (a)	608,200	23,562
Marvell Technology Group Ltd. (a)	1,206,000	57,490
Samsung Electronics Co. Ltd.	151,887	97,407
		178,459
Software - 0.2%
Convera Corp. (a)(e)	2,000,000	11,466
TOTAL INFORMATION TECHNOLOGY		1,020,027
MATERIALS - 2.5%
Chemicals - 1.9%
Monsanto Co.	1,030,500	86,727
Metals & Mining - 0.6%
Teck Cominco Ltd. Class B (sub. vtg.)	481,500	30,650
TOTAL MATERIALS		117,377
TELECOMMUNICATION SERVICES - 2.9%
Wireless Telecommunication Services - 2.9%
Crown Castle International Corp. (a)	4,327,554	137,486
TOTAL COMMON STOCKS (Cost $4,026,858)		4,481,552
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.03% (b)	106,158,170	$ 106,158
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	651,200	651
TOTAL MONEY MARKET FUNDS (Cost $106,809)		106,809
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $4,133,667)		4,588,361
NET OTHER ASSETS - 1.3%		60,098
NET ASSETS - 100%		$ 4,648,459
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,466,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Convera Corp.	2/23/06	$ 15,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,900
Fidelity Securities Lending Cash Central Fund	122
Total	$ 5,022
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,138,520,000. Net unrealized appreciation aggregated $449,841,000, of which $597,063,000 related to appreciated investment securities and $147,222,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal

Income Fund

May 31, 2006

1.802198.102

SMD-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 145,000	$ 151,745
Maryland - 86.7%
Anne Arundel County Gen. Oblig.:
5% 3/1/13	1,200,000	1,279,692
5.375% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (c)	2,010,000	2,171,745
Baltimore Board of School Commissioners School Sys. Rev. 5% 5/1/11	2,545,000	2,673,446
Baltimore Convention Ctr. Hotel Rev.:
Series A, 5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,050,000	1,117,515
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,500,000	1,628,580
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,597,245
Baltimore County Gen. Oblig.:
5% 8/1/15	2,385,000	2,549,446
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (c)	2,000,000	2,153,180
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A:
0% 10/15/06 (FGIC Insured)	2,000,000	1,960,280
7% 10/15/09 (MBIA Insured)	1,000,000	1,105,000
Series A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,826,881
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,119,780
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured) (a)	2,315,000	2,384,844
5.2% 7/1/32 (FGIC Insured)	250,000	262,313
(Wtr. Projs.) Series A:
5% 7/1/22 (MBIA Insured)	2,250,000	2,358,585
5% 7/1/24 (Escrowed to Maturity) (c)	1,445,000	1,547,104
5% 7/1/24 (FGIC Insured)	370,000	397,043
Frederick County Econ. Dev. Rev. 5% 8/1/15 (MBIA Insured)	1,000,000	1,075,190
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.):
4.5% 9/1/08	165,000	166,459
5% 9/1/09	175,000	179,240
5.5% 9/1/12	195,000	205,111
Frederick County Gen. Oblig. 5% 12/1/15	1,000,000	1,074,220
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Howard County Gen. Oblig.:
Series 2003 A, 5% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (c)	$ 1,000,000	$ 1,063,350
Series 2004 A, 5% 8/15/14	1,000,000	1,075,010
Series A, 5.25% 8/15/14	2,395,000	2,561,069
Maryland Dept. of Trans. Consolidated Trans. Rev. 5% 11/1/10	3,000,000	3,157,110
Maryland Econ. Dev. Corp. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	700,000	744,016
5% 7/1/16	500,000	532,560
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,109,380
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,596,480
Maryland Gen. Oblig.:
Second Series A, 5.5% 8/1/15	740,000	825,559
Second Series, 5.5% 7/15/14	2,000,000	2,216,200
Series 2002 A, 5.5% 3/1/17	2,265,000	2,548,555
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,047,820
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	1,000,000	1,041,580
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	261,091
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	157,743
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,046,360
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (c)	1,010,000	1,071,216
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	840,000	860,387
(Johns Hopkins Health Sys. Proj.) 5% 5/15/34	1,500,000	1,524,240
(Johns Hopkins Univ. Issue Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,652,573
Series A:
5% 7/1/33	2,000,000	2,061,540
5% 7/1/38	2,000,000	2,053,360
5% 7/1/32	1,015,000	1,044,932
5.125% 7/1/20	500,000	523,135
6% 7/1/10	500,000	543,090
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,045,940
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,029,340
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(North Arundel Hosp. Proj.) 6.5% 7/1/31 (Pre-Refunded to 7/1/10 @ 101) (c)	$ 1,320,000	$ 1,468,262
(Peninsula Reg'l. Med. Ctr. Proj.) 5% 7/1/15	1,120,000	1,181,790
(Univ. of Maryland Med. Sys. Proj.) 5.25% 7/1/34	1,525,000	1,558,962
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,166,451
5.25% 12/15/15	320,000	339,168
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,074,740
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,131,380
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.) 6.8% 7/1/16 (Escrowed to Maturity) (c)	900,000	1,021,671
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,372,611
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	521,755
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
(Montgomery County Resource Recovery Proj.) Series A, 6% 7/1/07 (b)	500,000	508,850
5.5% 4/1/12 (AMBAC Insured) (b)	1,500,000	1,604,490
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	2,400,000	1,830,072
Prince Georges County Gen. Oblig.:
Series A, 5% 10/1/19	2,000,000	2,107,580
5.5% 5/15/11 (FSA Insured)	2,000,000	2,161,260
Washington D.C. Metropolitan Area Trans. Auth. Gross Rev. 6% 7/1/10 (FGIC Insured)	1,570,000	1,707,768
Washington D.C. Suburban Sanitation District 5% 6/1/13	1,500,000	1,603,875
		95,587,220
Puerto Rico - 11.9%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,500,000	1,664,175
Series A, 5.5% 7/1/18 (MBIA Insured)	1,000,000	1,114,050
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,092,100
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series L, 5.25% 7/1/38 (AMBAC Insured)	$ 300,000	$ 331,443
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	2,430,000	2,586,662
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,099,580
Series HH, 5.25% 7/1/29 (FSA Insured)	2,200,000	2,327,006
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,615,230
Series QQ:
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	200,000	220,822
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,109,450
		13,160,518
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $107,536,082)	108,899,483
NET OTHER ASSETS - 1.3%	1,393,591
NET ASSETS - 100%	$ 110,293,074
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
15 U.S. Treasury 10-Year Bond Contracts	June 2006	$ 1,576,172	$ (42,348)
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,204,011.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $107,531,225. Net unrealized appreciation aggregated $1,368,258, of which $2,483,191 related to appreciated investment securities and $1,114,933 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust 's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 18, 2006